Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Insurance brokerage commissions		$ 959,299	$ 2,648,119	$ 5,375,531
Securities brokerage commissions and fees		1,890,502	2,210,915	2,025,650
Market making commissions and fees		4,940,623	11,056,431
Trading gains (losses)		1,833,875	1,782,750	(897,812)
Interest and other		605,836	828,635	64,894
Gross profit		10,230,135	18,526,850	6,568,263
Expenses
Commissions and fees		1,845,994	3,355,205	5,471,602
Compensation and benefits		3,802,793	2,430,636	1,639,288
Occupancy		683,160	591,936	548,331
Communication and technology		1,454,050	823,433	588,353
General and administrative		2,264,318	692,648	539,773
Professional fees		1,565,834	761,238	227,998
Services fees		833,864	384,840	53,592
Interest		183,157	731,812	118
Depreciation		40,556	52,852	32,743
Marketing		651,324	55,378	195,933
Payment service charge		245,030	355,585
Other operating		11,464	10,463	15,406
Total operating expenses		13,581,544	10,246,026	9,313,137
(Loss) income from operations		(3,351,409)	8,280,824	(2,744,874)
Change in fair value of warrant liabilities		777,266
(Loss) income before income taxes		(2,574,143)	8,280,824	(2,744,874)
Income tax expense		(1,316)	(64,472)	(26,334)
Net (loss) income		(2,575,459)	8,216,352	(2,771,208)
Other comprehensive (loss) income
Foreign currency translation adjustment		20,487	75,637	(24,749)
Comprehensive (loss) income		$ (2,554,972)	$ 8,291,989	$ (2,795,957)
(Loss) earnings per share for both Class A and Class B - basic and diluted (in Dollars per share)	[1]	$ (0.25)	$ 1.16	$ (0.39)
Class A ordinary shares
Other comprehensive (loss) income
Weighted average ordinary shares outstanding - basic and diluted (in Shares)	[1]	6,180,795	3,140,388	3,140,388
Class B ordinary shares
Other comprehensive (loss) income
Weighted average ordinary shares outstanding - basic and diluted (in Shares)	[1]	3,962,294	3,949,993	3,949,993

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1